The Fixed
And Variable Annuity

issued by

COVA VARIABLE ANNUITY
ACCOUNT ONE

and

COVA FINANCIAL SERVICES
LIFE INSURANCE COMPANY




This prospectus describes the Fixed and Variable Annuity Contract offered by Cova Financial Services Life Insurance Company (Cova).



The annuity contract has 19 investment choices - a fixed account which offers an interest rate which is guaranteed by Cova, and 18 investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.

AIM Variable Insurance Funds, Inc.:
     Managed by A I M Advisors, Inc.
         AIM V.I. Capital Appreciation
         AIM V.I. Value
Cova Series Trust:
     Managed by J.P. Morgan Investment Management Inc.
         Select Equity
         Small Cap Stock
         International Equity
         Quality Bond
         Large Cap Stock
     Managed by Lord, Abbett & Co.
         Bond Debenture
         Mid-Cap Value
         Large Cap Research
         Developing Growth
         Lord Abbett Growth and Income
General American Capital Company:
     Managed by Conning Asset Management Company
         Money Market
Templeton Variable Products Series Fund, Class 1 Shares:
     Managed by Franklin Advisers, Inc.
         Franklin Growth Investments
         Franklin Small Cap Investments
     Managed by Templeton Investment Counsel, Inc.
         Templeton Bond
         Templeton International
         Templeton Stock

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the Cova Fixed and Variable Annuity Contract.

To learn more about the Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 1999. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 20 of this prospectus. For a free copy of the SAI, call us at (800) 523-1661 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

 The Contracts:

o    are not bank deposits

o    are not federally insured

o    are not endorsed by any bank or government agency

o    are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 1999




TABLE OF CONTENTS                                         Page

  INDEX OF SPECIAL TERMS                                     2

  SUMMARY                                                    3

  FEE TABLE                                                  5

  EXAMPLES                                                   7

  1. THE ANNUITY CONTRACT                                    9

  2. ANNUITY PAYMENTS (THE INCOME PHASE)                     9
     Annuity Date                                            9
     Annuity Payments                                        9
     Annuity Options                                         9

  3. PURCHASE                                               10
     Purchase Payments                                      10
     Allocation of Purchase Payments                        10
     Free Look                                              10
     Accumulation Units                                     10

  4. INVESTMENT OPTIONS                                     11
     AIM Variable Insurance Funds, Inc.                     11
     Cova Series Trust                                      11
     General American Capital Company                       11
     Templeton Variable Products Series Fund                11
     Transfers                                              11
     Dollar Cost Averaging Program                          12
     Automatic Rebalancing Program                          12
     Approved Asset Allocation Programs                     12
     Voting Rights                                          13
     Substitution                                           13

  5. EXPENSES                                               13
     Insurance Charges                                      13
     Contract Maintenance Charge                            13
     Withdrawal Charge                                      13
     Reduction or Elimination of the
        Withdrawal Charge                                   14
     Premium Taxes                                          14
     Transfer Fee                                           14
     Income Taxes                                           14
     Investment Portfolio Expenses                          14

  6. TAXES                                                  14
     Annuity Contracts in General                           14
     Qualified and Non-Qualified Contracts                  15
     Withdrawals - Non-Qualified Contracts                  15
     Withdrawals - Qualified Contracts                      15
     Withdrawals - Tax-Sheltered Annuities                  15
     Diversification                                        15

  7. ACCESS TO YOUR MONEY                                   16
     Systematic Withdrawal Program                          16
     Suspension of Payments or Transfers                    16

  8. PERFORMANCE                                            16

  9. DEATH BENEFIT                                          17
     Upon Your Death                                        17
     Death of Annuitant                                     19

10. OTHER INFORMATION                                       19
     Cova                                                   19
     Year 2000                                              19
     The Separate Account                                   19
     Distributor                                            20
     Ownership                                              20
     Beneficiary                                            20
     Assignment                                             20
     Financial Statements                                   20

TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION                                      20

APPENDIX A
Condensed Financial Information                            A-1

APPENDIX B
Performance Information                                    B-1

INDEX OF SPECIAL TERMS
We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable and need an explanation. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.
                                                          Page

Accumulation Phase                                           9
Accumulation Unit                                           10
Annuitant                                                    9
Annuity Date                                                 9
Annuity Options                                              9
Annuity Payments                                             9
Annuity Unit                                                10
Beneficiary                                                 20
Fixed Account                                                9
Income Phase                                                 9
Investment Portfolios                                       11
Joint Owner                                                 20
Non-Qualified                                               15
Owner                                                       20
Purchase Payment                                            10
Qualified                                                   15
Tax Deferral                                                14




SUMMARY

The sections in this Summary correspond to sections in this prospectus which discuss the topics in more detail.


1. THE ANNUITY CONTRACT:

The fixed and variable annuity contract offered by Cova is a contract between you, the owner, and Cova, an insurance company. The contract provides a means for investing on a tax-deferred basis. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

This contract offers 18 investment portfolios. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

The fixed account offers an interest rate that is guaranteed by the insurance company, Cova. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by Cova.

You can transfer between accounts up to 12 times a year without charge or tax implications.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine, in part, the amount of income payments during the income phase.



2. ANNUITY PAYMENTS (THE INCOME PHASE):

If you want to receive regular income from your annuity, you can choose an annuity option. Once you begin receiving regular payments, you cannot change your payment plan. During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.



3. HOW TO PURCHASE THE CONTRACT:

You can buy this contract with $5,000 or more under most circumstances. You can add $500 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.



4. INVESTMENT OPTIONS:

You can put your money in the following investment portfolios which are described in the prospectuses for the funds. Currently, if you are not participating in an asset allocation program, you can only invest in 15 investment portfolios at any one time. The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

AIM VARIABLE INSURANCE FUNDS, INC.:
MANAGED BY A I M ADVISORS, INC.
   AIM V.I. Capital Appreciation
   AIM V.I. Value

COVA SERIES TRUST:
MANAGED BY J.P. MORGAN INVESTMENT
MANAGEMENT INC.
   Select Equity
   Small Cap Stock
   International Equity
   Quality Bond
   Large Cap Stock

MANAGED BY LORD, ABBETT & CO.
   Bond Debenture
   Mid-Cap Value
   Large Cap Research
   Developing Growth
   Lord Abbett Growth and Income

GENERAL AMERICAN CAPITAL COMPANY:
MANAGED BY CONNING ASSET
MANAGEMENT COMPANY
   Money Market

TEMPLETON VARIABLE PRODUCTS SERIES FUND, CLASS 1 SHARES:
MANAGED BY FRANKLIN ADVISERS, INC.
   Franklin Growth Investments
   Franklin Small Cap Investments

MANAGED BY TEMPLETON
INVESTMENT COUNSEL, INC.
   Templeton Bond
   Templeton International
   Templeton Stock

Depending upon market conditions and the performance of the portfolio(s) you select, you can make or lose money in any of these portfolios.



5. EXPENSES:

The contract has insurance features and investment features, and there are costs related to each.

o Each year Cova deducts a $30 contract maintenance charge from your contract. During the accumulation phase, Cova currently waives this charge if the value of your contract is at least $50,000.

o    Cova also  deducts  for its  insurance  charges  which  total  1.40% of the
     average  daily  value  of  your  contract   allocated  to  the   investment
     portfolios.

o If you take your money out, Cova may assess a withdrawal charge which is equal to 5% of the purchase payment you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment.

o When you begin receiving regular income payments from your annuity, Cova will assess a state premium tax charge which ranges from 0% - 4%, depending upon the state.

o The first 12 transfers in a year are free. After that, a transfer fee of $25 or 2% of the amount transferred (whichever is less) is assessed.

o There are also investment charges which range from .205% to 1.30% of the average daily value of the investment portfolio depending upon the investment portfolio.

6. TAXES:

Your earnings are not taxed until you take them out. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59-1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.


7. ACCESS TO YOUR MONEY:

You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from Cova. Withdrawals of purchase payments in excess of that may be charged a withdrawal charge, depending on how long your money has been in the contract. However, Cova will never assess a withdrawal charge on earnings you withdraw. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. Of course, you may also have to pay income tax and a tax penalty on any money you take out.


8. DEATH BENEFIT:

If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit.



9. OTHER INFORMATION:

Free Look. If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a withdrawal charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we're required by law to return your original payment, we reserve the right to put your money in the Money Market Fund during the free-look period.

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate.

Who should purchase the contract? This contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state income tax brackets. You should not buy this contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This contract has additional features you might be interested in. These include:

o You can arrange to have money automatically sent to you each month while your contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

o You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

o You can arrange to automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

o Under certain circumstances, Cova will give you your money without a withdrawal charge if you need it while you're in a nursing home. We call this feature the Nursing Home Waiver.

These features are not available in all states and may not be suitable for your particular situation.



10. INQUIRIES:

If you need more information, please contact us at:

Cova Life Sales Company
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181
800-523-1661


COVA VARIABLE ANNUITY ACCOUNT ONE FEE TABLE
The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract.

The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios.

Owner Transaction Expenses
Withdrawal Charge (see Note 1 below)
     5% of purchase payment withdrawn

Transfer Fee (see Note 2 below)
     No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer or, if less, 2% of the amount transferred.

Contract Maintenance Charge (see Note 3 below)
     $30 per contract per year


Separate Account Annual Expenses
(as a percentage of average account value)
     Mortality and Expense Risk Premium                  1.25%
     Administrative Expense Charge                        .15%
                                                         ------
     TOTAL SEPARATE ACCOUNT
     ANNUAL EXPENSES                                     1.40%





Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)


                                                                                              Other Expenses
                                                                                              (after expense        Total Annual
                                                                       Management            reimbursement for        Portfolio
                                                                          Fees             certain Portfolios)        Expenses
------------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.
       AIM V.I. Capital Appreciation                                      .62%                     .05%                 .67%
       AIM V.I. Value                                                     .61%                     .05%                 .66%
------------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust (a)
Managed by J.P. Morgan Investment Management Inc.
       Select Equity                                                      .68%                     .18%                 .86%
       Small Cap Stock                                                    .85%                     .27%                1.12%
       International Equity                                               .80%                     .28%                1.08%
       Quality Bond                                                       .55%                     .10%                 .65%
       Large Cap Stock                                                    .65%                     .10%                 .75%
------------------------------------------------------------------------------------------------------------------------------------

Managed by Lord, Abbett & Co.
       Bond Debenture                                                     .75%                     .10%                 .85%
       Mid-Cap Value                                                     1.00%                     .30%                1.30%
       Large Cap Research                                                1.00%                     .30%                1.30%
       Developing Growth                                                  .90%                     .30%                1.20%
       Lord Abbett Growth and Income(b)                                   .65%                     .07%                 .72%
------------------------------------------------------------------------------------------------------------------------------------





Investment Portfolio Expenses (continued)
(as a percentage of the average daily net assets of an investment portfolio)


                                                                                              Other Expenses
                                                                                              (after expense        Total Annual
                                                                       Management            reimbursement for        Portfolio
                                                                          Fees             certain Portfolios)        Expenses
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset Management Company
       Money Market                                                       .125%                    .08%                 .205%
------------------------------------------------------------------------------------------------------------------------------------

Templeton Variable Products Series Fund, Class 1 Shares
Managed by Franklin Advisers, Inc.
       Franklin Growth Investments (c)                                    .00%                     1.00%               1.00%
       Franklin Small Cap Investments (c)                                 .15%                     .85%                1.00%
------------------------------------------------------------------------------------------------------------------------------------

Managed by Templeton Investment Counsel, Inc.
       Templeton Bond                                                     .50%                     .23%                 .73%
       Templeton International                                            .69%                     .17%                 .86%
       Templeton Stock                                                    .70%                     .19%                 .89%
------------------------------------------------------------------------------------------------------------------------------------

(a) Since May 1, 1996, Cova has been reimbursing the investment portfolios of Cova Series Trust for all operating expenses (exclusive of the management fees) in excess of approximately .10%. Beginning May 1, 1999, Cova will discontinue this reimbursement arrangement for the Select Equity, Small Cap Stock and International Equity Portfolios. Therefore, the amounts shown above under "Other Expenses" have been restated to reflect the actual expenses for these Portfolios for the year ended December 31, 1998. Also beginning May 1, 1999, Cova will reimburse the Mid-Cap Value, Large Cap Research and Developing Growth Portfolios for all operating expenses (exclusive of the management fees) in excess of approximately .30%, instead of .10%. This change is reflected above under "Other Expenses" for these three Portfolios. Absent the expense reimbursement, the percentages shown for total annual portfolio expenses for the year ended December 31, 1998 would have been .86% for the Quality Bond Portfolio, .94% for the Large Cap Stock Portfolio, .93% for the Bond Debenture Portfolio, 1.68% for the Mid-Cap Value Portfolio, 1.95% for the Large Cap Research Portfolio and 1.70% for the Developing Growth Portfolio.

(b) Estimated. The Portfolio commenced investment operations on January 8, 1999.

(c) Figures reflect expenses from the Fund's inception on May 1, 1998 and are annualized. The investment manager agreed in advance to limit management fees and make certain payments to reduce Fund expenses as necessary so that Total Annual Portfolio Expenses did not exceed 1.00% of the Fund's Class 1 net assets in 1998. The investment manager has agreed to continue this arrangement through 1999. Management Fees, Other Expenses and Total Annual Portfolio Expenses in 1998 before any waivers were as follows: 0.60%, 4.08% and 4.68% for the Franklin Growth Investments Fund; and 0.75%, 1.00% and 1.75% for the Franklin Small Cap Investments Fund.




Examples
The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

For purposes of the examples, the assumed average contract size is $30,000.

You would pay the following expenses on a $1,000 investment, assuming a
5% annual return on assets:             (a)   if you surrender the contract at the end of each time period;
                                        (b)   if you do not surrender the contract or if you apply the contract value to an annuity option.

                                                                          Time Periods
                                                  1 year          3 years           5 years          10 years
------------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc..
       AIM V.I. Capital Appreciation              (a) $71.99      (a) $112.73       (a) $160.90      (a) $247.97
                                                  (b) $21.99      (b) $ 67.73       (b) $115.90      (b) $247.97
       AIM V.I. Value                             (a) $71.89      (a) $112.42       (a) $160.39      (a) $246.95
                                                  (b) $21.89      (b) $ 67.42       (b) $115.39      (b) $246.95
------------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
Managed by J.P. Morgan
Investment Management Inc.
       Select Equity                              (a) $73.90      (a) $118.46       (a) $170.49      (a) $267.24
                                                  (b) $23.90      (b) $ 73.46       (b) $125.49      (b) $267.24
       Small Cap Stock                            (a) $76.50      (a) $126.26       (a) $183.47      (a) $292.98
                                                  (b) $26.50      (b) $ 81.26       (b) $138.47      (b) $292.98
       International Equity                       (a) $76.10      (a) $125.06       (a) $181.48      (a) $289.07
                                                  (b) $26.10      (b) $ 80.06       (b) $136.48      (b) $289.07
       Quality Bond                               (a) $71.79      (a) $112.12       (a) $159.89      (a) $245.92
                                                  (b) $21.79      (b) $ 67.12       (b) $114.89      (b) $245.92
       Large Cap Stock                            (a) $72.80      (a) $115.15       (a) $164.95      (a) $256.13
                                                  (b) $22.80      (b) $ 70.15       (b) $119.95      (b) $256.13
------------------------------------------------------------------------------------------------------------------------------------

Managed by Lord, Abbett & Co.
       Bond Debenture                             (a) $73.80      (a) $118.16       (a) $169.99      (a) $266.24
                                                  (b) $23.80      (b) $ 73.16       (b) $124.99      (b) $266.24
       Mid-Cap Value                              (a) $78.30      (a) $131.62       (a) $192.35      (a) $310.37
                                                  (b) $28.30      (b) $ 86.62       (b) $147.35      (b) $310.37
       Large Cap Research                         (a) $78.30      (a) $131.62       (a) $192.35      (a) $310.37
                                                  (b) $28.30      (b) $ 86.62       (b) $147.35      (b) $310.37
       Developing Growth                          (a) $77.30      (a) $128.65       (a) $187.42      (a) $300.75
                                                  (b) $27.30      (b) $ 83.65       (b) $142.42      (b) $300.75
       Lord Abbett Growth and Income              (a) $72.49      (a) $114.24       (a) $163.43      (a) $253.08
                                                  (b) $22.49      (b) $ 69.24       (b) $118.43      (b) $253.08
------------------------------------------------------------------------------------------------------------------------------------






Examples (continued)
                                                                          Time Periods
                                                  1 year          3 years           5 years          10 years
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset
Management Company
       Money Market                               (a) $67.31      (a) $ 98.54       (a) $137.02      (a) $199.08
                                                  (b) $17.31      (b) $ 53.54       (b) $ 92.02      (b) $199.08
------------------------------------------------------------------------------------------------------------------------------------

Templeton Variable Products Series Fund,
Class 1 Shares
Managed by Franklin Advisers, Inc.
       Franklin Growth Investments                (a) $75.30      (a) $122.67       (a) $177.50      (a) $281.19
                                                  (b) $25.30      (b) $ 77.67       (b) $132.50      (b) $281.19
       Franklin Small Cap Investments             (a) $75.30      (a) $122.67       (a) $177.50      (a) $281.19
                                                  (b) $25.30      (b) $ 77.67       (b) $132.50      (b) $281.19
------------------------------------------------------------------------------------------------------------------------------------

Managed by Templeton Investment Counsel, Inc.
       Templeton Bond                             (a) $72.59      (a) $114.54       (a) $163.94      (a) $254.10
                                                  (b) $22.59      (b) $ 69.54       (b) $118.94      (b) $254.10
       Templeton International                    (a) $73.90      (a) $118.46       (a) $170.49      (a) $267.24
                                                  (b) $23.90      (b) $ 73.46       (b) $125.49      (b) $267.24
       Templeton Stock                            (a) $74.20      (a) $119.37       (a) $172.00      (a) $270.25
                                                  (b) $24.20      (b) $ 74.37       (b) $127.00      (b) $270.25
------------------------------------------------------------------------------------------------------------------------------------

Explanation of Fee Table

1. The withdrawal charge is 5% of the purchase payments you withdraw. After Cova has had a purchase payment for 5 years, there is no charge by Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from Cova.

2. Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is under the Dollar Cost Averaging, Automatic Rebalancing or Approved Asset Allocation Programs.

3. During the accumulation phase, Cova will not charge the contract maintenance charge if the value of your contract is $50,000 or more. If you make a complete withdrawal, Cova will charge the contract maintenance charge.

4. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN APPENDIX A.



1.   THE ANNUITY CONTRACT

This Prospectus  describes the Fixed and Variable  Annuity  Contract  offered by
Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case Cova), where the insurance company promises to pay an income to you, in the form of annuity payments. Annuity payments must begin on a designated date that is at least 30 days in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The Contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, on the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by Cova. Cova guarantees that the interest rate credited to the fixed account will not be less than 3% per year with respect to contracts issued on or after May 1, 1996. If you select the fixed account, your money will be placed with the other general assets of Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying Cova in writing. You and your spouse can be named joint owners. We have described more information on this under "Other Information."


2.   ANNUITY PAYMENTS (THE INCOME PHASE)


Annuity Date

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month.

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one month after you buy the contract.

Annuity Payments

You will receive annuity payments during the income phase. In general, annuity payments must begin by the annuitant's 85th birthday or 10 years from the date the contract was issued, whichever is later (this requirement may differ slightly for special programs). The annuitant is the person whose life we look to when we make annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

o    fixed account,
o    the investment portfolio(s) or
o    a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

1) the value of your contract in the investment portfolio(s) on the annuity date,

2) the 3% assumed investment rate used in the annuity table for the contract, and

3)   the performance of the investment portfolios you selected.

If the actual performance exceeds the 3% assumed investment rate, your annuity payments will increase. Similarly, if the actual investment rate is less than 3%, your annuity payments will decrease.

Annuity payments are made monthly unless you have less than $5,000 to apply toward a payment, except in New Jersey ($2,000 if the contract is issued in Massachusetts or Texas). In that case, Cova may pay your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $100 a month ($20 in Texas), Cova has the right to change the frequency of payments so that your annuity payments are at least $100 ($20 in Texas).

Annuity Options

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

You can choose one of the following annuity options or any other annuity option acceptable to Cova. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

Option 2. Life Annuity with 5, 10 or 20 Years Guaranteed. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 662/3% or 50% of the amount that we would have paid if both were alive.


3.   PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The minimum we will accept is $5,000 when the contract is purchased as a non-qualified contract. If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000. The maximum purchase payment we accept is $1 million without our prior approval. You can make additional purchase payments of $500 or more to any type of contract. Cova reserves the right to reject any purchase payment (except in New Jersey).

Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum allocation requirement for the fixed account and for each investment portfolio.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within two business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within five business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.

Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). When you cancel the contract within this time period, Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we may be required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we reserve the right to put your purchase payment in the Money Market Fund for 15 days before we allocate your first purchase payment to the investment portfolio(s) you have selected. (In some states, the period may be longer.) In such case, we will refund the greater of purchase payments (less withdrawals) or contract value. Currently, Cova directly allocates your purchase payment to the investment portfolios and/or fixed account you select.

Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every day we determine the value of an accumulation unit for each of the investment portfolios. We do this by:

1. determining the total amount of money invested in the particular investment portfolio;

2. subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

3.   dividing this amount by the number of outstanding accumulation units.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example:
   On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Quality Bond Portfolio.


4.   INVESTMENT OPTIONS

The contract offers 18 investment portfolios which are listed below. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully before investing. Copies of these prospectuses are attached to this prospectus. Certain portfolios contained in the fund prospectuses may not be available with your contract.


AIM Variable Insurance Funds, Inc.

AIM Variable Insurance Funds, Inc. is a management investment company with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

  AIM V.I. Capital Appreciation Fund
  AIM V.I. Value Fund


Cova Series Trust

Cova Series Trust is managed by Cova Investment Advisory Corporation (Cova Advisory), which is an affiliate of Cova. Cova Series Trust is a mutual fund with multiple portfolios. Each investment portfolio has a different investment objective. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following investment portfolios are available under the contract:

J.P. Morgan Investment Management Inc. is the sub-adviser to the following portfolios:

  Select Equity Portfolio
  Small Cap Stock Portfolio
  International Equity Portfolio
  Quality Bond Portfolio
  Large Cap Stock Portfolio

Lord, Abbett & Co. is the sub-adviser to the following portfolios:

  Bond Debenture Portfolio
  Mid-Cap Value Portfolio
  Large Cap Research Portfolio
  Developing Growth Portfolio
  Lord Abbett Growth and Income Portfolio

General American Capital Company

General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

  Money Market Fund

Templeton Variable Products Series Fund

Templeton Variable Products Series Fund is a mutual fund with multiple portfolios. Templeton Variable Products Series Fund issues two classes of shares
- Class 1 and Class 2. Only shares of Class 1 are available under your contract. Franklin Advisers, Inc. is the investment manager of the Franklin Growth Investments Fund and the Franklin Small Cap Investments Fund; and Templeton Investment Counsel, Inc. is the investment manager of the Templeton Bond Fund, the Templeton International Fund and the Templeton Stock Fund. The following portfolios are available under the contract:

  Franklin Growth Investments Fund
  Franklin Small Cap Investments Fund
  Templeton Bond Fund
  Templeton International Fund
  Templeton Stock Fund

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with Cova. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

Cova may enter into certain  arrangements  under which it is  reimbursed  by the
investment   portfolios'  advisers,   distributors  and/or  affiliates  for  the
administrative services which it provides to the portfolios.

Transfers

You can transfer money among the fixed account and the investment portfolios.

Cova has reserved the right during the year to terminate or modify the transfer provisions described below, subject to applicable state laws and regulations.

Telephone Transfers. You and/or your registered representative on your behalf, can make transfers by telephone. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless Cova is instructed otherwise, Cova will accept instructions from either you or the other owner. Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Cova tape records all telephone instructions.

Transfers during the Accumulation Phase. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The following apply to any transfer during the accumulation phase:

1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

3.   Your request for transfer must clearly state how much the transfer is for.

4.   You cannot make any transfers within 7 calendar days of the annuity date.

Transfers during the Income Phase. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time.


Dollar Cost Averaging Program

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program. Currently, Cova does not charge for participating in the Dollar Cost Averaging Program.

Cova reserves the right to modify, terminate or suspend the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. Cova may, from time to time, offer other dollar cost averaging programs which may have terms different from those described above.

Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st business day after the end of the period you selected.

The Automatic Rebalancing Program is available only during the accumulation phase. Currently, Cova does not charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:
   Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in the Select Equity Portfolio. Over the next 21/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Cova will sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Select Equity Portfolio to increase those holdings to 60%.


Approved Asset Allocation Programs

Cova recognizes the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contracts. Certain providers of these types of services have agreed to provide such services to owners in accordance with Cova's administrative rules regarding such programs.

Cova has made no independent investigation of these programs. Cova has only established that these programs are compatible with our administrative systems and rules. Approved asset allocation programs are only available during the accumulation phase. Currently, Cova does not charge for participating in an approved asset allocation program.

Even though Cova permits the use of approved asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when Cova becomes aware of such disruptive practices, we may modify the transfer provisions of the contract.

If you participate in an Approved Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.

Voting Rights

Cova is the legal owner of the investment portfolio shares. However, Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that Cova owns on its own behalf. Should Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

Substitution

Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

5.   EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

Insurance Charges

Each day, Cova makes a deduction for its insurance charges. Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts:

o    the mortality and expense risk premium, and
o    the administrative expense charge.

Mortality and Expense Risk Premium. This charge is equivalent, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge is for the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then Cova will bear the loss. Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. Cova may use any profits it makes from this charge to pay for the costs of distributing the contract.

Administrative Expense Charge. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the contract maintenance charge (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, Cova will bear the loss.

Contract Maintenance Charge

During the accumulation phase, every year on the anniversary of the date when your contract was issued, Cova deducts $30 from your contract as a contract maintenance charge. (In South Carolina, the charge is the lesser of $30 or 2% of the value of the contract.)

This charge is for administrative expenses (see above). This charge cannot be increased.

Cova will not deduct this charge during the accumulation phase if when the deduction is to be made, the value of your contract is $50,000 or more. Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A pro rata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. Cova keeps track of each purchase payment. Once a year after the first year (and once a year during the first year for purposes of payment of charitable remainder trust administration fees), you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal (in New Jersey, on the day Cova processes the withdrawal) the value of your contract is $5,000 or more. Withdrawals for purposes of payment of charitable remainder trust administration fees are included in the 10% free withdrawal amount. Otherwise, the charge is 5% of each purchase payment you take out unless the purchase payment was made more than 5 years ago. After Cova has had a purchase payment for 5 years, there is no charge when you withdraw that purchase payment. Cova does not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus the remaining purchase payments in your contract. The withdrawal order for calculating the withdrawal charge is shown below.

o    10% of purchase payments free.

o Remaining purchase payments that are over 5 years old and not subject to a withdrawal charge.

o    Earnings in the contract free.

o Remaining purchase payments that are less than 5 years old and are subject to a withdrawal charge.

For purposes of calculating the withdrawal charge, slightly different rules may apply to Section 1035 exchanges.

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

NOTE: For tax purposes, earnings are considered to come out first.


Reduction or Elimination of the Withdrawal Charge

General

Cova will reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce its sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with Cova. Cova will not deduct a withdrawal charge under a contract issued to an officer, director or employee of Cova or any of its affiliates.

Nursing Home Waiver

After you have owned the contract for one year, if you, or your joint owner, becomes confined to a nursing home or hospital for at least 90 consecutive days under a doctor's care and you need part or all of the money from your contract, Cova will not impose a withdrawal charge. You or your joint owner cannot have been so confined when you purchased your contract (confinement must begin after the first contract anniversary) if you want to take advantage of this provision. This is called the Nursing Home Waiver. This provision is not available in all states.

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. Cova is responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is Cova's current practice to not charge anyone for these taxes until annuity payments begin. Cova may, some time in the future, discontinue this practice and assess the charge when the tax is due.
Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred, whichever is less.

If the transfer is part of the Dollar Cost Averaging Program, the Automatic Rebalancing Program or an Approved Asset Allocation Program, it will not count in determining the transfer fee.

Income Taxes

Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.


6.   TAXES

NOTE: Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. Cova has included in the Statement of Additional Information an additional discussion regarding taxes.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g.,corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans.


Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty.

They include any amounts:

(1)  paid on or after the taxpayer reaches age 59-1/2;

(2)  paid after you die;

(3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

(4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

(5)  paid under an immediate annuity; or

(6)  which come from purchase payments made prior to August 14, 1982.

Withdrawals - Qualified Contracts

The above information describing the taxation of non-qualified contracts does not apply to qualified contracts. There are special rules that govern with respect to qualified contracts. We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

(1)  reaches age 59 1/2;
(2)  leaves his/her job;
(3)  dies;
(4)  becomes disabled (as that term is defined in the Code); or
(5)  in the case of hardship.

However, in the case of hardship, the owner can only withdraw the purchase payments and not any earnings.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Cova would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

7.   ACCESS TO YOUR MONEY

You can have access to the money in your contract:

(1)  by making a withdrawal (either a partial or a complete withdrawal);

(2)  by electing to receive annuity payments; or

(3)  when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the value of the contract at the end of the business day when Cova receives a written request for a withdrawal:

o    less any applicable withdrawal charge,

o    less any premium tax, and

o    less any contract maintenance charge.

Unless you instruct Cova otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account. Under most circumstances, the amount of any partial withdrawal must be for at least $500.
Cova requires that after a withdrawal is made you keep at least $500 in any selected investment portfolio. If the remaining withdrawal value would be less than $500 ($1,000 in New Jersey) after you make a partial withdrawal, the partial withdrawal amount will be the remaining withdrawal value.

When you make a withdrawal, the amount of the death benefit may be reduced. See "Death Benefits."

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the Statement of Additional Information.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

Systematic Withdrawal Program

You may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be made for these payments. Cova does not have any charge for this program, but reserves the right to charge in the future. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see "Expenses."

Income taxes, tax penalties and certain restrictions may apply to Systematic Withdrawals.


Suspension of Payments or Transfers

Cova may be required to suspend or postpone payments for withdrawals or transfers for any period when:

1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

2.   trading on the New York Stock Exchange is restricted;

3.   an  emergency  exists  as a  result  of which  disposal  of  shares  of the
     investment  portfolios  is  not  reasonably   practicable  or  Cova  cannot
     reasonably value the shares of the investment portfolios;

4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

8.   PERFORMANCE

Cova periodically advertises performance of the various investment portfolios. Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charge and withdrawal charges.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account. In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

Cova may, from time to time, include in its advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

Appendix B contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and the results shown are not necessarily representative of future results.

9.   DEATH BENEFIT

Upon Your Death

If you die before annuity payments begin, Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. Joint owners must be spouses. The surviving joint owner will be treated as the beneficiary.

Beginning May 1, 1999, at the time you buy the contract, you can select Death Benefit Option B or E. If you do not choose an option on the forms provided by Cova, Option E will be your death benefit. If, at the time you buy the contract, the endorsement for Death Benefit Option E is not approved in your state, you can select Death Benefit Option A or B. If you do not choose an option on the forms provided by Cova, Option A will be your death benefit.

If you bought your contract before May 1, 1998, you were given the opportunity to choose Death Benefit Option B or C on your next contract anniversary after May 1, 1998 (or during a 60 day period after both options were approved in your state). If you did not make an election during such time period, your death benefit was automatically enhanced to Death Benefit Option B. If on May 1, 1998, you or your joint owner were 80 or older, you were unaffected by the changes in the death benefits and Option D continues to be your death benefit.

From May 1, 1998 to April 30, 1999, at the time you bought the contract, you were given the opportunity to select Death Benefit Option A or B. If you did not choose an option on the forms provided by Cova, Option A is your death benefit.

The death benefits are described below. If you have a joint owner, the death benefit is determined based on the age of the oldest joint owner and the death benefit is payable on the death of the first joint owner.

DEATH BENEFIT OPTION A

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary prior to the date of your or your joint owner's death, and on each day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The following example describes the effect of a withdrawal on the GACV:

Example:

   Assumed facts for example:
   $10,000 current GACV
   $ 8,000 contract value
   $ 2,100 partial withdrawal ($ 2,000 withdrawal + $100 withdrawal charge) New GACV = $10,000 - [($2,100 / $8,000) X $10,000] which results in the current
   GACV of $10,000 being reduced by $2,625
   The new GACV is $7,375.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is evaluated at each contract anniversary on or before your, or your joint owner's, 80th birthday, and on each day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the example above explains the effect of a withdrawal on the GACV.

DEATH BENEFIT OPTION B

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until the date of death; or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of your contract resulting from taking the contract value on any five (5) year contract anniversary prior to your, or your joint owner's death; plus any payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made on or before your, or your joint owner's, 80th birthday, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% until you, or your joint owner, reach age 80, plus any subsequent purchase payments, less any subsequent withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest of the values of the contract resulting from taking the contract value on any prior five (5) year contract anniversary on or before your or your joint owner's 80th birthday, plus any purchase payments made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) made after that contract anniversary.

DEATH BENEFIT OPTION C

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day Cova receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary prior to your or your joint owner's death and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments made, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3.   The greatest adjusted contract value (GACV) (as explained below).

The GACV is initially the death benefit determined as of the day Cova receives notice that you have elected this death benefit option. This figure is based on your existing death benefit as defined in your contract, Option D (not as defined in the endorsement for this option). The GACV is then evaluated at each subsequent contract anniversary on or before your, or your joint owner's, 80th birthday, and on each subsequent day a purchase payment or withdrawal is made. On the contract anniversary on or before your, or your joint owner's, 80th birthday, if the current contract value is greater than the GACV, the GACV will be increased to the current value of your contract. If a purchase payment is made, the amount of the purchase payment will increase the GACV. If a withdrawal is made, the GACV will be reduced by the amount withdrawn (and any associated withdrawal charges) divided by the value of your contract immediately before the withdrawal, multiplied by the GACV immediately prior to the withdrawal. The example above under Death Benefit Option A explains the effect of a withdrawal on the GACV under this death benefit option.

DEATH BENEFIT OPTION D

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until the date of death; or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The value of your contract on the most recent five year anniversary before the date of death, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals) accumulated at an annual rate of 4% from the date your contract was issued until you, or your joint owner, reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals); or

2.   The value of your contract at the time the death benefit is to be paid; or

3. The values of your contract on the most recent five year anniversary on or before you or your joint owner reaches 80, plus any purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

DEATH BENEFIT OPTION E

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any contract anniversary prior to your, or your joint owner's death; plus any purchase payments you made subsequent to that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) subsequent to that contract anniversary.

After you, or your joint owner, reaches age 80, the death benefit will be the greatest of:

1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

2.   The value of your contract at the time the death benefit is to be paid; or

3. The greatest contract value on any prior contract anniversary on or before your, or your joint owner's 80th birthday; plus any purchase payments you made after that contract anniversary, less any withdrawals (and any withdrawal charges paid on the withdrawals) you made after that contract anniversary.

Check your contract and applicable endorsement for your Death Benefit.

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

Payment under an annuity option may only be elected during the 60 day period beginning with the date Cova receives proof of death. If Cova does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.

Death of Annuitant

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

10.  OTHER INFORMATION

Cova

Cova Financial Services Life Insurance Company (Cova) was incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased Cova which on that date changed its name to Cova Financial Services Life Insurance Company.

Cova is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.

Year 2000

Cova has developed and initiated plans to assure that its computer systems will function properly in the year 2000 and later years. These efforts have included receiving assurances from outside service providers that their computer systems will also function properly in this context. Included within these plans are the computer systems of the advisers and sub-advisers of the various investment portfolios underlying the Separate Account.

Although an assessment of the total cost of implementing these plans has not been completed, the total amounts to be expended are not expected to have a material effect on Cova's financial position or results of operations. Cova believes that it has taken all reasonable steps to address these potential problems. There can be no guarantee, however, that the steps taken will be adequate to avoid any adverse impact.


The Separate Account

Cova has established a separate account, Cova Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of Cova adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in Cova's name on behalf of the Separate Account and legally belong to Cova. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts Cova may issue.

Distributor

Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 5.5% of purchase payments but, under certain circumstances, may be paid an additional .5% commission. Sometimes, Cova enters into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses, in addition to the standard commissions.

Ownership

Owner. You, as the owner of the contract, have all the interest and rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner (this may be a taxable event). The beneficiary becomes the owner when a death benefit is payable. When this occurs, some ownership rights may be limited.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving spouse will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

Assignment

You can assign the contract at any time during your lifetime. Cova will not be bound by the assignment until it receives the written notice of the assignment. Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Financial Statements

The consolidated financial statements of Cova and the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the

Statement of Additional Information
     Company
     Experts
     Legal Opinions
     Distribution
     Calculation of Performance Information
     Federal Tax Status
     Annuity Provisions
     Financial Statements

APPENDIX A
Condensed Financial Information

Accumulation Unit Value History

The following schedule includes accumulation unit values for the periods indicated. This data has been extracted from the Separate Account's Financial
Statements.  This  information  should be read in conjunction  with the Separate
Account's Financial Statements and related notes which are included in the Statement of Additional Information.

                                                                                Year or Period    Year or Period   Year or Period
                                                                                Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds, Inc.
Managed by A I M Advisors, Inc.

AIM V.I. Capital Appreciation Sub-Account
     Beginning of Period                                                            $10.00               *                *
     End of Period                                                                   11.77
     Number of Accum. Units Outstanding                                             183,488
------------------------------------------------------------------------------------------------------------------------------------

AIM V.I. Value Sub-Account
     Beginning of Period                                                            $10.00               *                *
     End of Period                                                                   13.06
     Number of Accum. Units Outstanding                                             521,890
------------------------------------------------------------------------------------------------------------------------------------

Cova Series Trust
Managed by Lord, Abbett & Co.

Bond Debenture Sub-Account
     Beginning of Period                                                            $12.88            $11.29           $10.10
     End of Period                                                                   13.50             12.88            11.29
     Number of Accum. Units Outstanding                                            8,184,894         3,945,097         659,663
------------------------------------------------------------------------------------------------------------------------------------

Mid-Cap Value Sub-Account
     Beginning of Period                                                            $10.47            $10.00              *
     End of Period                                                                   10.44             10.47
     Number of Accum. Units Outstanding                                            1,642,553          194,386
------------------------------------------------------------------------------------------------------------------------------------

Large Cap Research Sub-Account
     Beginning of Period                                                             $9.90            $10.00              *
     End of Period                                                                   11.83             9.90
     Number of Accum. Units Outstanding                                            1,094,920          124,559
------------------------------------------------------------------------------------------------------------------------------------

Developing Growth Sub-Account
     Beginning of Period                                                            $10.53            $10.00              *
     End of Period                                                                   11.07             10.53
     Number of Accum. Units Outstanding                                            1,342,201          148,658
------------------------------------------------------------------------------------------------------------------------------------


Accumulation Unit Value History (continued)


                                                                                Year or Period    Year or Period   Year or Period
                                                                                Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
Managed by J.P. Morgan Investment Management Inc.

Select Equity Sub-Account
     Beginning of Period                                                            $14.05            $10.84           $10.08
     End of Period                                                                   16.99             14.05            10.84
     Number of Accum. Units Outstanding                                           10,544,818         6,903,606        2,044,523
------------------------------------------------------------------------------------------------------------------------------------

Small Cap Stock Sub-Account
     Beginning of Period                                                            $13.49            $11.31           $10.51
     End of Period                                                                   12.58             13.49            11.31
     Number of Accum. Units Outstanding                                            5,532,610         3,940,243        1,237,405
------------------------------------------------------------------------------------------------------------------------------------

International Equity Sub-Account
     Beginning of Period                                                            $11.46            $10.97           $10.21
     End of Period                                                                   12.89             11.46            10.97
     Number of Accum. Units Outstanding                                            7,309,325         5,440,592        1,306,892
------------------------------------------------------------------------------------------------------------------------------------

Quality Bond Sub-Account
     Beginning of Period                                                            $11.16            $10.37            $9.90
     End of Period                                                                   11.91             11.16            10.37
     Number of Accum. Units Outstanding                                            3,323,343         1,433,081         508,830
------------------------------------------------------------------------------------------------------------------------------------

Large Cap Stock Sub-Account
     Beginning of Period                                                            $14.89            $11.33           $10.00
     End of Period                                                                   19.43             14.89            11.33
     Number of Accum. Units Outstanding                                            4,178,035         1,473,929        1,389,606
------------------------------------------------------------------------------------------------------------------------------------

General American Capital Company
Managed by Conning Asset Management Company

Money Market Sub-Account
     Beginning of Period                                                            $10.67            $10.23           $10.00
     End of Period                                                                   11.11             10.67            10.23
     Number of Accum. Units Outstanding                                            1,473,737          311,051          34,964
------------------------------------------------------------------------------------------------------------------------------------


Accumulation Unit Value History (continued)


                                                                                Year or Period    Year or Period   Year or Period
                                                                                Ended 12/31/98    Ended 12/31/97   Ended 12/31/96
------------------------------------------------------------------------------------------------------------------------------------
Templeton Variable Products Series Fund,
Class 1 Shares
Managed by Franklin Advisers, Inc.

Franklin Growth Investments Sub-Account
     Beginning of Period                                                               *                 *                *
     End of Period
     Number of Accum. Units Outstanding
------------------------------------------------------------------------------------------------------------------------------------

Franklin Small Cap Investments Sub-Account
     Beginning of Period                                                               *                 *                *
     End of Period
     Number of Accum. Units Outstanding
------------------------------------------------------------------------------------------------------------------------------------

Templeton Bond Sub-Account
     Beginning of Period                                                               *                 *                *
     End of Period
     Number of Accum. Units Outstanding
------------------------------------------------------------------------------------------------------------------------------------

Templeton International Sub-Account
     Beginning of Period                                                            $10.00               *                *
     End of Period                                                                   9.14
     Number of Accum. Units Outstanding                                             164,775
------------------------------------------------------------------------------------------------------------------------------------

Templeton Stock Sub-Account
     Beginning of Period                                                               *                 *                *
     End of Period
     Number of Accum. Units Outstanding
------------------------------------------------------------------------------------------------------------------------------------

The accumulation unit values shown above for the beginning of the period for the Select Equity, Small Cap Stock, International Equity, Quality Bond and Large Cap Stock Portfolios managed by J.P. Morgan Investment Management Inc., and the Bond Debenture Portfolio managed by Lord, Abbett & Co. reflect the date these investment portfolios were offered for sale to the public (5/1/96). Separate Account inception dates in the other investment portfolios are as follows: Money Market Fund - June 3, 1996; Mid-Cap Value, Large Cap Research and Developing Growth Portfolios - August 20, 1997; Lord Abbett Growth and Income Portfolio - January 8, 1999; AIM Variable Insurance Funds, Inc. - December 31, 1997; and Templeton Variable Products Series Fund - May 1, 1998.

APPENDIX B
PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended December 31, 1998. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 1998 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

The portfolios listed below began operations before December 31, 1998. As a result, performance information is available for the accumulation unit values investing in these portfolios.

o Column A presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the investment portfolio, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column B presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the investment portfolio.

The inception dates shown below reflect the dates the Separate Account first invested in the Portfolio. The performance returns for accumulation units investing in the portfolios in existence for less than one year are not annualized.

Part 1 AIM Variable Insurance Funds, Inc.
Average Annual Total Return for the periods ended 12/31/98
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                  Column B
                                                                     (reflects all                          (reflects insurance
                                                                      charges and                              charges and
                                                                  portfolio expenses)                       portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                               Since                                    Since
Portfolio                        in Portfolio                    1 yr         Inception                    1 yr        Inception
------------------------------------------------------------------------------------------------------------------------------------

   AIM V.I. Capital
    Appreciation                    12/31/97                    13.09%         13.09%                     17.71%        17.71%
   AIM V.I. Value                   12/31/97                    25.97%         25.97%                     30.60%        30.60%
------------------------------------------------------------------------------------------------------------------------------------




APPENDIX B
PERFORMANCE INFORMATION (continued)
Part 1 Cova Series Trust
Average Annual Total Return for the periods ended 12/31/98
------------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                      (reflects all                     (reflects insurance
                                                                      charges and                            charges and
                                                                  portfolio expenses)                     portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                    Since                                 Since
Portfolio                        in Portfolio               1 yr         5 yrs     Inception          1 yr      5 yrs    Inception
------------------------------------------------------------------------------------------------------------------------------------

   Select Equity                    5/1/96                  16.25%       - -       20.19%            20.88%       - -     21.56%
   Small Cap Stock                  5/1/96                 (11.33)%      - -        5.31%            (6.74)%      - -      6.96%
   International Equity             5/1/96                   7.84%       - -        7.50%            12.45%       - -      9.10%
   Quality Bond                     5/1/96                   2.20%       - -        5.55%             6.81%       - -      7.19%
   Large Cap Stock                  5/1/96                  25.86%       - -       26.95%            30.49%       - -     28.21%
   Bond Debenture                   5/1/96                   0.17%       - -        9.92%             4.77%       - -     11.47%
   Mid-Cap Value                    8/20/97                 (4.89)%      - -       (0.24)%           (0.29)%      - -      3.18%
   Large Cap Research               8/20/97                 14.84%       - -        9.72%            19.46%       - -     13.05%
   Developing Growth                8/20/97                  0.53%       - -        4.32%             5.13%       - -      7.70%
------------------------------------------------------------------------------------------------------------------------------------

Part 1 General American Capital Company
Average Annual Total Return for the period ended 12/31/98
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    Accumulation Unit Performance

                                                                     Column A                                  Column B
                                                                  (reflects all                            (reflects insurance
                                                                    charges and                              charges and
                                                                portfolio expenses)                       portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                Since                                     Since
Portfolio                        in Portfolio               1 yr               Inception              1 yr               Inception
------------------------------------------------------------------------------------------------------------------------------------

   Money Market                       6/3/96               (0.45)%              2.39%                 4.15%                4.17%
------------------------------------------------------------------------------------------------------------------------------------

Part 1 Templeton Variable Products Series Fund, Class 1 Shares
Average Annual Total Return for the periods ended 12/31/98
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    Accumulation Unit Performance

                                                                     Column A                                  Column B
                                                                 (reflects all                           (reflects insurance
                                                                    charges and                              charges and
                                                                portfolio expenses)                       portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------
                                 Separate Account
                                 Inception Date                                Since                                     Since
Portfolio                        in Portfolio               1 yr               Inception              1 yr               Inception
------------------------------------------------------------------------------------------------------------------------------------

   Templeton International            5/1/98                - -               (13.65)%                - -                 (8.55)%
------------------------------------------------------------------------------------------------------------------------------------

APPENDIX B
PERFORMANCE INFORMATION (continued)
PART 2 - HISTORICAL FUND PERFORMANCE

Shares of the General American Capital Company Money Market Fund were first offered under the Contract on June 3, 1996. Shares of the Portfolios of AIM Variable Insurance Funds, Inc. were first offered under the contract on December 30, 1997. Shares of the Portfolios of Templeton Variable Products Series Fund were first offered under the contract as of May 1, 1998(collectively, the "Existing Funds"). However, the Existing Funds have been in existence for some time and therefore have an investment performance history. In order to show how investment performance of the Existing Funds affects accumulation unit values, we have developed performance information.

The chart below shows the investment performance of the Existing Funds and the accumulation units performance calculated by assuming that accumulation units were invested in the Portfolio of the Existing Fund for the same periods.

o The performance figures in Column A for the Existing Funds reflect the fees and expenses paid by the Portfolio.

o Column B presents performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of the Portfolio and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Portfolio.

Part 2 AIM Variable Insurance Funds, Inc.
Average Annual Total Return for the periods ended 12/31/98
------------------------------------------------------------------------------------------------------------------------------------


                                                                                         Accumulation Unit Performance
                                                                                  Column B                       Column C
                                                                                (reflects all             (reflects insurance
                                                Fund Performance                charges and                     charges and
                                                    Column A                 portfolio expenses)            portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                                Portfolio
                                Inception                   Since                          Since                          Since
Portfolio                       Date        1 yr   5 yrs    inception     1 yr     5 yrs   inception     1 yr     5 yrs   inception
------------------------------------------------------------------------------------------------------------------------------------

   AIM V.I. Capital
     Appreciation               5/5/93    19.30%   17.23%    18.77%      13.09%   15.73%    17.27%      17.71%   15.83%    17.37%
   AIM V.I. Value               5/5/93    32.41%   21.70%    21.90%      25.97%   20.20%    20.40%      30.60%   20.30%    20.50%
------------------------------------------------------------------------------------------------------------------------------------




APPENDIX B
PERFORMANCE INFORMATION (continued)
Part 2 General American Capital Company Money Market Fund
Average Annual Total Return for the periods ended 12/31/98
------------------------------------------------------------------------------------------------------------------------------------


                                                                                         Accumulation Unit Performance
                                                                                  Column B                       Column C
                                                                                (reflects all             (reflects insurance
                                               Fund Performance                 charges and                     charges and
                                                   Column A                  portfolio expenses)            portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                                Portfolio
                                Inception
Portfolio                       Date        1 yr   5 yrs    10 yrs        1 yr     5 yrs   10 yrs        1 yr     5 yrs   10 yrs
------------------------------------------------------------------------------------------------------------------------------------

   Money Market                 10/1/87    5.62%   5.40%     5.78%       (0.45)%   3.90%   4.28%         4.15%    4.00%    4.38%
------------------------------------------------------------------------------------------------------------------------------------



Part 2 Templeton Variable Products Series Fund
Average Annual Total Return for the periods ended 12/31/98
------------------------------------------------------------------------------------------------------------------------------------


                                                                                         Accumulation Unit Performance
                                                                                  Column B                       Column C
                                                                                (reflects all             (reflects insurance
                                               Fund Performance                 charges and                     charges and
                                                   Column A                  portfolio expenses)            portfolio expenses)
------------------------------------------------------------------------------------------------------------------------------------

                                Portfolio                   10 yrs or                      10 yrs or                      10 yrs or
                                Inception                   since                          since                          since
Portfolio, Class 1 Shares       Date        1 yr   5 yrs    inception     1 yr     5 yrs   inception     1 yr     5 yrs   inception
------------------------------------------------------------------------------------------------------------------------------------

   Templeton Bond               8/24/88    7.17%    5.62%     7.45%       1.17%    4.12%     5.95%       5.77%    4.22%     6.05%
   Templeton Stock              8/24/88    1.26%   11.18%    12.23%      (4.74)%   9.68%    10.73%      (0.14)%   9.78%    10.83%
   Templeton International      5/1/92     9.33%   11.84%    14.17%       3.33%   10.34%    12.67%       7.93%   10.44%    12.77%
   Franklin Small Cap
     Investments                5/1/98      - -     - -      (7.70)%        - -     - -    (13.74)%        - -    - -      (8.64)%
   Franklin Growth
     Investments                5/1/98      - -     - -      13.40%         - -     - -      7.36%         - -    - -      12.46%
------------------------------------------------------------------------------------------------------------------------------------







------------------------------
------------------------------
------------------------------



                         Cova Financial Services Life
                           Insurance Company
                         Attn: Variable Products
                         One Tower Lane
                         Suite 3000
                         Oakbrook Terrace, Illinois  60181-4644




Please send me, at no charge, the Statement of Additional Information dated May 1, 1999, for the annuity contract issued by Cova.


               (Please print or type and fill in all information)




--------------------------------------------------------------------------------
Name




--------------------------------------------------------------------------------
Address




--------------------------------------------------------------------------------
City                               State                    Zip Code


CL-639 (5/99)                                                         COVA VA-MO













                                      COVA
                  Cova Financial Services Life Insurance Company



                         Marketing and Executive Office
                           One Tower Lane, Suite 3000
                        Oakbrook Terrace, IL 60181-4644
                                  800-523-1661




                             Annuity Service Office
                                 P.O. Box 10366
                              Des Moines, IA 50306
                                  800-343-8496









CL-542 (5/99)  Policy Form Series XL-407, CL-407,XL-617,CL-617  21-VARI-MO(5/99)